Maturity [Member] Expense Example	Oct. 31, 2025 USD ($)
Maturity | iShares iBonds 2026 Term High Yield and Income ETF | iShares iBonds 2026 Term High Yield and Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 29